Investments - Available-for-sale Securities in Unrealized Loss Positions (Q1) (Details) $ in Thousands	Mar. 31, 2023 USD ($) Security	Dec. 31, 2022 USD ($) Security	Dec. 31, 2021 USD ($) Security
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Number of Positions [Abstract]
Debt securities, less than 12 months, number of issues | Security	67	205	134
Debt securities, greater than 12 months, number of issues | Security	267	133	10
Debt securities, number of issues | Security	334	338	144
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Debt securities, less than 12 months, fair value	$ 7,377	$ 38,757	$ 95,923
Debt securities, greater than 12 months, fair value	102,547	71,142	7,801
Debt securities, fair value	109,924	109,899	103,724
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Debt securities, less than 12 months, unrealized losses	(193)	(4,857)	(1,750)
Debt securities, greater than 12 months, unrealized losses	(14,449)	(12,062)	(97)
Debt securities, total unrealized losses	$ (14,642)	$ (16,919)	$ (1,847)
U.S. Government
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Number of Positions [Abstract]
Debt securities, less than 12 months, number of issues | Security	2	8	6
Debt securities, greater than 12 months, number of issues | Security	10	5	1
Debt securities, number of issues | Security	12	13	7
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Debt securities, less than 12 months, fair value	$ 900	$ 3,534	$ 10,323
Debt securities, greater than 12 months, fair value	6,071	3,964	4,728
Debt securities, fair value	6,971	7,498	15,051
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Debt securities, less than 12 months, unrealized losses	(6)	(135)	(47)
Debt securities, greater than 12 months, unrealized losses	(243)	(200)	(30)
Debt securities, total unrealized losses	$ (249)	$ (335)	$ (77)
State and local government
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Number of Positions [Abstract]
Debt securities, less than 12 months, number of issues | Security	13	77	41
Debt securities, greater than 12 months, number of issues | Security	110	45	4
Debt securities, number of issues | Security	123	122	45
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Debt securities, less than 12 months, fair value	$ 3,229	$ 12,966	$ 8,875
Debt securities, greater than 12 months, fair value	18,267	7,147	446
Debt securities, fair value	21,496	20,113	9,321
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Debt securities, less than 12 months, unrealized losses	(80)	(2,318)	(172)
Debt securities, greater than 12 months, unrealized losses	(3,786)	(2,354)	(17)
Debt securities, total unrealized losses	$ (3,866)	$ (4,672)	$ (189)
Corporate debt
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Number of Positions [Abstract]
Debt securities, less than 12 months, number of issues | Security	4	27	41
Debt securities, greater than 12 months, number of issues | Security	64	42	1
Debt securities, number of issues | Security	68	69	42
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Debt securities, less than 12 months, fair value	$ 1,509	$ 10,069	$ 22,748
Debt securities, greater than 12 months, fair value	29,422	20,890	705
Debt securities, fair value	30,931	30,959	23,453
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Debt securities, less than 12 months, unrealized losses	(41)	(1,373)	(505)
Debt securities, greater than 12 months, unrealized losses	(4,098)	(3,415)	(45)
Debt securities, total unrealized losses	$ (4,139)	$ (4,788)	$ (550)
Asset-backed securities
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Number of Positions [Abstract]
Debt securities, less than 12 months, number of issues | Security	3	6	24
Debt securities, greater than 12 months, number of issues | Security	22	20	2
Debt securities, number of issues | Security	25	26	26
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Debt securities, less than 12 months, fair value	$ 1,085	$ 3,188	$ 24,305
Debt securities, greater than 12 months, fair value	19,020	17,308	1,893
Debt securities, fair value	20,105	20,496	26,198
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Debt securities, less than 12 months, unrealized losses	(28)	(76)	(219)
Debt securities, greater than 12 months, unrealized losses	(1,017)	(1,170)	(5)
Debt securities, total unrealized losses	$ (1,045)	$ (1,246)	$ (224)
Mortgage-backed securities
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Number of Positions [Abstract]
Debt securities, less than 12 months, number of issues | Security	33	57	12
Debt securities, greater than 12 months, number of issues | Security	35	12	0
Debt securities, number of issues | Security	68	69	12
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Debt securities, less than 12 months, fair value	$ 279	$ 4,006	$ 27,034
Debt securities, greater than 12 months, fair value	23,499	20,031	0
Debt securities, fair value	23,778	24,037	27,034
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Debt securities, less than 12 months, unrealized losses	(12)	(573)	(762)
Debt securities, greater than 12 months, unrealized losses	(4,727)	(4,584)	0
Debt securities, total unrealized losses	$ (4,739)	$ (5,157)	$ (762)
Commercial mortgage-backed securities
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Number of Positions [Abstract]
Debt securities, less than 12 months, number of issues | Security	1	4	0
Debt securities, greater than 12 months, number of issues | Security	3	0	0
Debt securities, number of issues | Security	4	4	0
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Debt securities, less than 12 months, fair value	$ 209	$ 3,205	$ 0
Debt securities, greater than 12 months, fair value	3,056	0	0
Debt securities, fair value	3,265	3,205	0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Debt securities, less than 12 months, unrealized losses	(20)	(186)	0
Debt securities, greater than 12 months, unrealized losses	(105)	0	0
Debt securities, total unrealized losses	$ (125)	$ (186)	$ 0
Collateralized mortgage obligations
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Number of Positions [Abstract]
Debt securities, less than 12 months, number of issues | Security	11	26	10
Debt securities, greater than 12 months, number of issues | Security	23	9	2
Debt securities, number of issues | Security	34	35	12
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Debt securities, less than 12 months, fair value	$ 166	$ 1,789	$ 2,638
Debt securities, greater than 12 months, fair value	3,212	1,802	29
Debt securities, fair value	3,378	3,591	2,667
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Debt securities, less than 12 months, unrealized losses	(6)	(196)	(45)
Debt securities, greater than 12 months, unrealized losses	(473)	(339)	0
Debt securities, total unrealized losses	$ (479)	$ (535)	$ (45)